ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Deferred offering cost
Reclassification of deferred offering costs	$ 2.6
Deferred offering costs		$ 0.0	$ 0.3